Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Other amounts receivable from customers	R$ 1,853,699	R$ 1,645,963	R$ 922,860
Prepaid expenses	1,272,342	1,031,104	797,365
Contractual Guarantees from Former Controlling Shareholders	496	496	496
Actuarial asset (Note 21)	338,820	292,770	287,808
Other receivables (1)	2,531,294	5,304,196	4,040,499
Total	R$ 5,996,651	R$ 8,274,529	R$ 6,049,028